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Canterbury Portfolio Thermostat Fund
Summary Section
Investment Objective
The investment objective of the Canterbury Portfolio Thermostat Fund (the “Fund”) is to seek long-term risk-adjusted growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Canterbury Portfolio Thermostat Fund	Institutional Shares	Investor Shares
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%	2.00%	[1]
[1]	The Fund’s Investor Shares have been approved by the Trust’s Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be registered and offered for sale at a later date.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Canterbury Portfolio Thermostat Fund		Institutional Shares	Investor Shares [1]
Management Fee		0.90%	0.90%
Distribution and/or Service Fee (12b-1) Fees		none	0.25%
Other Expenses		0.79%	0.79%
Acquired Fund Fees and Expenses	[2]	0.48%	0.48%
Total Annual Operating Expenses		2.17%	2.42%
[1]	The Fund’s Investor Shares have been approved by the Trust’s Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be registered and offered for sale at a later date.
[2]	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s financial highlights table.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Canterbury Portfolio Thermostat Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	220	679	1,164	2,503
Investor Shares	245	755	1,291	2,756

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended April 30, 2023 was 297% of the average value of its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is designed to pursue risk-adjusted growth by maintaining an efficient portfolio exhibiting lower or decreasing portfolio volatility throughout variable market environments. “Risk-adjusted growth” means the return of an investment (its “growth”) relative to the risk or “volatility” experienced. The Fund seeks to grow investments with lower volatility/fluctuations in order to achieve the greatest return for a given level of risk. An efficient portfolio is a portfolio that seeks to match existing market conditions to avoid substantial declines in value and produce long-term growth.

To achieve its investment objective of obtaining long-term, risk adjusted growth, the Fund’s investment strategies aim to limit risk, as defined by “volatility” and “drawdown” (or declines). The Fund is an adaptive strategy, meaning that it adjusts its holdings and allocations to move in concert with ever-changing market environments. As markets fluctuate, risks within the markets change, whether going from a low volatility environment to a high volatility environment or vice versa. The Fund seeks long-term, risk adjusted growth by attempting to limit portfolio declines during highly volatile bear markets. By limiting declines, the portfolio has a smaller “base” to compound. As an example, a -10% decline only requires an 11% return to breakeven, but a -50% decline requires a 100% to breakeven. The Fund aims to limit declines and provide stable growth and achieve long-term, risk-adjusted growth, meaning growth adjusted for the volatility seen in the portfolio.

The Fund employs a tactical methodology to adjust the portfolio’s asset allocation and diversification to the changing market conditions. The Fund will invest in broadly diversified liquid securities traded on major exchanges, comprised of both exchange traded funds (“ETFs”) and individual exchange-listed securities. The Fund will invest in any debt, equity, and alternative security deemed appropriate and necessary to improve the portfolio’s composition. Exposure to these types of securities is obtained indirectly through the use of ETFs and directly through investments in exchange listed securities of individual issuers. The term “alternative security” or “Alternative” as used in this prospectus refers to an ETF that is invested in commodities, currencies, or is a 1x inverse ETF. Under normal circumstances, the Fund invests more than 50% of its assets, and may invest up to 100% of its assets, in ETFs, and the portion of the Fund’s investments that are invested in this manner are subject to the attendant risks of a fund of funds structure. Depending on market conditions, the Fund may invest up to 50% of its assets in listed securities of individual issuers. The portfolio management team will adjust allocation ranges when investment considerations are identified to warrant such actions to meet the Fund’s objectives. The fund does not invest in alternative securities that are not ETFs.

Canterbury Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), uses a proprietary comprehensive portfolio management strategy called the Canterbury

Portfolio Thermostat (the “Portfolio Thermostat Strategy”) to manage the Fund’s assets. The Portfolio Thermostat Strategy is a systematic, actively managed but rules-based process designed to manage the asset allocation and diversification of portfolio holdings in order to create and maintain an efficient portfolio. The Adviser actively manages the Fund’s holdings and allocations based on a rules-based methodology. It is active management in that the Adviser is selecting which securities go into or leave the portfolio, as opposed to “buy and hold” strategy. Those securities are chosen based on a rules-based methodology. In other words, there is a process for how those securities are chosen. The Adviser rates and ranks each ETF and each individual security according to a combination of technical indicators. The overriding factor that determines which security is selected is how the security correlates with the other securities held in the portfolio and the impact of an investment in that security on the portfolio’s volatility, as measured by the adviser’s proprietary Canterbury Volatility Index.

Through the employment of the Portfolio Thermostat Strategy, the Fund will be able to access, through the active management of various investments, asset classes and investment styles to assist in maintaining low and/or decreasing portfolio volatility under varying market conditions. The Fund may select its portfolio holdings from an expansive universe of securities that would qualify as a “go anywhere” strategy. Because it has a “go anywhere” strategy, the Fund is unconstrained with respect to market capitalization, investment style (such as growth or value), or geography (whether domestic, international or emerging markets). For example, securities characterized as “growth stocks” and “value stocks” may or may not be used within the Fund’s strategy, depending on the technical characteristics of those securities. The Fund does not regard growth potential, or Price to Earnings multiples when selecting its holdings. While the Fund has the authority to invest directly in any security in which its underlying ETFs are eligible to invest, the Fund currently intends to achieve exposure to fixed income, currencies, commodities, and inverse securities exclusively through investments in ETFs when needed as a risk management tool. The number of the Fund’s holdings, the percentage of Fund assets allocated to each holding and the diversification of the Fund’s holdings are based on several factors, such as the current state of the market environment and the availability of asset classes and investment styles required to successfully implement the Portfolio Thermostat Strategy.

Overview of the Portfolio Thermostat Strategy

The Portfolio Thermostat Strategy is a comprehensive portfolio management process that seeks to maintain low and consistent portfolio volatility throughout all market conditions, through a rules-based methodology which incorporates a group of technical and volatility indicators.

The strategy is broken down into three major steps:

(1) Analyze and identify the current macro market environment. A macro market environment refers to whether the global equity markets are bullish, bearish, or transitional. A bullish environment is a period when most stocks are trending higher by displaying a series of higher highs in price and higher lows in price and generally low or decreasing volatility. A bearish environment is a period when most stocks are in a downtrend, experiencing lower lows in price and lower highs in price and generally high or increasing volatility. A transitional period refers to when a bull period begins to display certain bearish characteristics, such as increasing volatility and no longer putting in higher highs and higher lows. The same is also true for a bear market that is beginning to display bullish characteristics. The overall market trend “Bullish”, “Transitional” or “Bearish” -determines portfolio allocation in the sense that as a go-anywhere strategy, the Fund’s allocation will differ in each of those 3 market environments. As an example, in a Bullish market environment, the Fund may have minimal exposure to non-equity ETFs or securities. On the contrary, in a Bearish market environment, the Fund may have larger exposure to inverse securities and other alternative ETFs to limit the portfolio’s volatility in an environment where most equity securities are exhibiting high volatility and high risk.

(2) Classify securities into diverse investment classes. Securities are allocated between two investment categories: the “Global Equity Market Universe” (“Global Equities”) and “Bonds and Alternatives to Global Equities” (“Bonds and Alternatives”). The strategy classifies its universe of investments, from which it makes its security selection, into these two classes. Securities in the Global Equities tend to correlate with the macro market environment and thus the “Market State”[1] ,while those classified as Alternatives tend to be less connected, or not connected, to the systematic fluctuations (market specific risk) of global equities (stocks). For example, if the market environment is bullish, the Global Equities class will tend to be bullish as well, meaning that it will have low or decreasing volatility), while Bonds and Alternatives will tend to be either bearish (have high or increasing volatility) or are not directly affected. The reverse would be true if the market environment is bearish.

The Fund’s universe of investments is created to be as representative as possible of major style indices, geographic regions, individual countries, market sectors, and industries within market sectors, and is constructed of ETFs and individual listed securities. To give examples, as it relates to equity securities, stocks chosen for the Fund are typically domestic or an ADR listed on major US exchanges. The ETFs that are used are broad ranging and representative of many asset classes. To name a few examples, as it relates to ETFs:

●	Major Style Indexes: large cap/mid cap/small cap growth & value index ETF

[1]	“Market State” is a proprietary term that the Adviser uses to gauge the overall efficiency of the domestic stock market environment. The Market State indicator is constructed of long-term volatility, and short-term technical indicators. The Market State is intended to provide an overview the market’s level of risk, whether high, low or transitional. Based on the combination of technical and volatility indicators, there are 12 possible Market States, which are divided into 3 different Market Environments (5 low risk, 3 transitional, 4 high risk). Market States are updated every day and can change quickly or seldom. Markets are liquid and dynamic, therefore, there is no timetable for when they change. Markets tend to adhere to existing trends, which tends to limit major shifts in Market State Environments. That being said, Market Staes can change at any time.

●	Geographic regions: MSCI EAFE, Europe, Emerging Markets, Asia Pacific, Latin America

●	Individual Countries: Mexico, Japan, Brazil, South Korea, Vietnam, China, India, Switzerland, Italy

●	Market Sectors: S&P 500 11 Sectors (info tech, communications, financials, real estate, industrials, consumer discretionary, consumer staples, utilities, basic materials, health care, and energy)

●	Industries within market sectors: Biotech, homebuilders, retailers, food and beverage, semiconductors, insurance, banks

When compiling the universe, the Fund’s investment strategy seeks to cover the broadest possible range of ETFs and individual listed securities available, while seeking to avoid duplication of issuers and investment categories already included in the Fund’s portfolio. The Fund managers will, at their discretion, add or remove any securities to or from the Fund’s universe of investments that are deemed to be potentially appropriate to meet the Fund’s objectives.

ETFs or mutual funds that use various derivatives, sometimes referred to as leverage, may be included in the universe of potential Fund holdings as long as the ETF or mutual fund does not exceed a 1x1 relationship to the underlying index or asset class. Any ETF or mutual fund that uses “leverage” to create more volatility (such as a 2x1 or 3x1) for the purpose of creating a “multiplier effect” has been determined to be inappropriate for meeting the Fund’s objectives and will not be included in the universe of potential holdings.

On average, the Fund will typically hold between 12-14 holdings, although it could be as few as 9 or as many as 15. Those holdings will be a combination of ETFs and individual listed stock securities. The Fund’s individual ETF holdings will range in size from about 5-9% on average and will represent between 50% and 100% of the Fund’s assets. The Fund’s exposure to individual listed stock securities may be up to 50% of the Fund’s holdings. No effort will be made to differentiate between the total number of positions split between stocks and ETFs. The maximum total portfolio holding percentage directly invested in listed securities of individual issuers is limited to 50%, while the minimum total holding percentage directly invested in listed securities of individual issuers is 0%.

The Fund’s allocation between listed securities of individual issuers and ETFs is determined by a number of factors, including the current Market State rating (based on Canterbury’s proprietary, mathematical Market State indicators). the portfolio’s current level of volatility (as defined by the Canterbury Volatility Index), and a “benefit of diversification” score (a technical formula that the Adviser uses to quantify security correlations within the portfolio). The primary purpose of listed security holdings of individual issuers within the portfolio is to increase the portfolio’s volatility during more efficient market environments and raise the portfolio’s volatility to an optimum range during periods of low volatility in the markets. When markets are efficient, and volatility in the markets is low, the Fund may exhibit volatility that is too low – below the optimum range --due to being diversified primarily with ETFs. Markets like the S&P 500 are unbalanced. As an example, the Information Technology sector represents 28% of the S&P 500’s capitalization. The Fund would not take a 28% position in XLK (the Technology Select Sector SPDR Fund), and instead would be relatively equally diversified across its ETF holdings. This can make volatility in the Fund too low to generate desired returns. The addition of individual listed securities to the Fund’s portfolio allows the Fund to broaden its universe and take positions in securities that will have a higher level of volatility (although still efficient levels) than ETFs which are diversified across several underlying holdings. Targeted exposure of the Fund’s portfolio to individual issuers will theoretically raise portfolio volatility to more optimum levels during low volatility periods, while at the same time not putting the fund in a position of being vastly overweight in one sector, like the markets currently are with respect to technology stocks.

Both the ETF and listed security holdings of individual issuers are evaluated based on their individual security Market State rating, their risk-adjusted ranking, and how they correlate with other securities within the portfolio.

(3) Optimize the combination of securities that collectively will help achieve an efficient portfolio with low or decreasing volatility in the current market environment. This is done through the following steps:

(a) For each investment class, securities are identified for purchase or sale through a two-step “rating” and then “ranking” process. Each security is rated as either a Buy, Hold, or Sell. The rating is determined by three technical factors: (i) long-term factors based on various moving averages (which identify long-term trends, momentum, areas of support or resistance), (ii) short-term factors based on short-term moving averages, relative strength, and volume, and (iii) volatility factors that identify change in volatility, the velocity of the change, and the direction. A Buy or Sell rating is triggered when the algorithmic combination of these three factors indicate either low or decreasing volatility (Buy) or high or increasing volatility (Sell).

(b) Securities are then ranked against each other, using a technical indicator, based on their relative strength, which is weighted according to their volatility. For example, if one security has twice as much volatility as another, then that security’s relative strength would be reduced by half to convert relative strength ranking to a risk-adjusted basis.

Both the rating and ranking of a security is dependent upon the market environment. Just as the market will go through bull (of low or decreasing volatility) and bear (of high or increasing volatility) markets, securities will also go through bull and bear periods. The rating and ranking system is responsive to the changes in a security’s volatility and is designed to determine not only which securities are appropriate or inappropriate for maintaining low portfolio volatility (through its rating), but also which are mostly likely to perform most strongly in the given environment (through its ranking).

Principal Investment Risks
Performance

The bar chart and average annual total returns table below illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance, respectively. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Visit www.canterburyfunds.com or call (844) 838-2121 for current performance information.

The bar chart shows the changes in annual total returns on a calendar year-by-year basis for the Fund’s Institutional Shares.

Total Return for the Calendar Year Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 8.15% for the quarter ended March 31, 2021 and the lowest return for a quarter was (17.37)% for the quarter ended March 31, 2020. The Fund’s Institutional Shares year-to-date return as of July 31, 2023 was 4.15%.

The average annual total returns table shows how the Fund’s average annual returns compare with those of its benchmark, the MSCI World Index.

Average Annual Total Returns for the periods ended December 31, 2022
Average Annual Total Returns - Canterbury Portfolio Thermostat Fund		Label	1 Year	5 Years	Since Inception [1]
Institutional Shares		Return Before Taxes	(11.80%)	0.44%	2.49%
Institutional Shares | After Taxes on Distributions	[2],[3]		(11.80%)	(0.32%)	1.82%
Institutional Shares | After Taxes on Distributions and Sales	[2],[3]		(6.99%)	0.30%	1.89%
MSCI World Index	[4]		(17.73%)	6.69%	9.24%
[1]	The inception of the Fund was August 2, 2016.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[3]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[4]	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently, the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. An individual cannot invest directly in an index.

Canterbury Portfolio Thermostat Fund | All Risk [Member]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

Fund of Funds Structure Risks

Canterbury Portfolio Thermostat Fund | E T F Provider Risk [Member]

ETF Provider Risk. The Fund’s relationships with ETF providers creates a potential but unlikely conflict of interest. The Fund typically uses ETFs from common providers such as State Street or iShares, which are known to be the largest ETF providers and the ones with some of the lowest fees. The Fund may use other providers who offer ETFs that offer a unique exposure that is not covered by the largest ETF providers. Oftentimes, providers will have duplicate or similar ETFs to each other, and the Fund must select between two similar ETFs. In making that choice, the Fund will consider the size of the ETF, its liquidity, and its fees, The potential conflict of risk arise from there being two similar ETFs, but one has slightly lower fees. In some cases, the Fund may choose the more “expensive” ETF (although still relatively inexpensive) due to the underlying weightings of the ETF holdings and the view that one ETF is better suited due to those weightings. Some providers may choose a more equal weight for the ETFs, while others may use a capitalization weight. Some providers, like First Trust, use an active weighting. The Fund has relationships with various ETF providers, and the Adviser considers several factors such as ETF structure and weights, liquidity, and fees in fulfilling its fiduciary obligations to fund shareholders.

Canterbury Portfolio Thermostat Fund | Compounding Risk [Member]

Compounding Risk. Most of the Underlying ETFs in which the Fund invests have a single day investment objective to track performance of an index. Compounding risk is a risk that is common to all ETFs that attempt to track an index. The risk is that over longer periods of time, due to fees and small tracking errors, the difference in return of the ETF and the index that it seeks to track may compound and vary over time, The performance of an Underlying ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the Underlying ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Canterbury Portfolio Thermostat Fund | Fund Of Funds Risk [Member]

Fund of Funds Risk. To the extent that the Fund invests in ETF’s, it is subject to the performance of the Underlying ETFs in which it invests. Because under normal circumstances the Fund will invest between 50% and 100% its assets in shares of

Underlying ETFs, the Fund indirectly owns the investments made by the Underlying ETFs By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying ETFs. The Fund’s investment performance is affected by each Underlying ETF’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each Underlying ETF’s ability to meet its investment objective. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies (such as the use of leverage). The Fund has no control over the investments made by these investment companies. ETFs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset values (“NAV”) or an active market may not develop.

In addition, Fund shareholders indirectly bear the expenses charged by the Underlying ETFs. The Fund’s risks include the Underlying ETF’s principal risks.

Canterbury Portfolio Thermostat Fund | Investment Company Risk [Member]

Investment Company Risk. The Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986, as amended (the “IRC”), impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments, thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a regulated investment company, thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Canterbury Portfolio Thermostat Fund | Limited Holdings Risk [Member]

Limited Holdings Risk. Although the Fund is diversified, it may invest in a limited number of Underlying ETFs and listed securities of individual issuers. Investment in the securities of a limited number of issuers may expose the Fund to greater volatility, greater market risk and potentially greater market losses than if its investments were more broadly diversified in securities issued by a greater number of issuers. The Adviser may take substantial positions in the same security or groups of securities at the same time. This is because the Fund may simultaneously hold an ETF as well as underlying security of that ETF. The extreme example of this would be if the Fund elected to hold both Apple and the ETF XLK (Technology Select Sector SPDR Fund), which has 22% of its allocation in Apple. In this case, if the Fund held a 6% position in Apple and a 7% position in XLK, then the fund would have a 7.54% position in Apple by virtue of the two holdings. The risk is that there may be some overlap between some ETF holdings, or overlap between individual listed securities and ETFs held by the fund. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Investment Risks Common to the Fund’s Investments in ETFs and Individual Listed Securities

The risks identified below are common to the Fund’s Investments in ETFs and in individual listed securities. Such risks will be direct in the case of investments in individual listed securities, and indirect in the case of the Fund’s ETF investments. The risks of the Fund’s ETF investments will directly correspond to the risks of the Underlying ETFs in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying ETFs.

Canterbury Portfolio Thermostat Fund | Active Trading Risk [Member]

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate.

Canterbury Portfolio Thermostat Fund | Asset Allocation Risk [Member]

Asset Allocation Risk. The Fund’s allocation between and among Underlying ETFs with various asset classes and investments and direct investments in listed non-ETF securities may not produce the desired results.

Canterbury Portfolio Thermostat Fund | Currency Risk [Member]
Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.
Canterbury Portfolio Thermostat Fund | Emerging Markets Risk [Member]

Emerging Markets Risk Emerging market countries are in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign investing generally, investments in emerging market countries have additional and heightened risks due to less stable legal, political, and business frameworks to support securities markets. These risks include smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment; less transparent and established taxation policies; higher rates and volatility of inflation; increased volatility in currency exchange rates; and more delays in settling portfolio transactions. Because of these risk factors, investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed foreign markets.

Canterbury Portfolio Thermostat Fund | Equity Security Risk [Member]

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Canterbury Portfolio Thermostat Fund | Fixed Income Security Risk [Member]
Fixed Income Security Risk. Generally, fixed income securities are subject to the following investment risks:
Canterbury Portfolio Thermostat Fund | Call Risk [Member]

Call Risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bonds during a time of declining interest rates, the proceeds may need to be invested in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of “callable” issues may be more volatile.

Canterbury Portfolio Thermostat Fund | Credit Risk [Member]

Credit Risk. The value of fixed income securities change in response to changes in the credit ratings of those securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Canterbury Portfolio Thermostat Fund | Interest Rate Risk [Member]
Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities.
Canterbury Portfolio Thermostat Fund | Prepayment Extension Risk [Member]

Prepayment/Extension Risk. Issuers may experience acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force investors to acquire fixed income securities with lower interest rates, and reduce return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Canterbury Portfolio Thermostat Fund | Non Investment Grade Securities Risk [Member]

Non-Investment Grade Securities Risk. Non-Investment Grade Securities or “Junk Bonds” are generally subject to greater market, credit and liquidity risks than Investment Grade Securities and are considered speculative with respect to the issuer’s ability to make principal and interest payments. The prices of Junk Bonds may fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

Canterbury Portfolio Thermostat Fund | Foreign Security Risk [Member]

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Canterbury Portfolio Thermostat Fund | Growth Investing Risk [Member]

Growth Investing Risk. To the extent that the Fund invests directly or indirectly in growth-oriented securities, the Adviser’s perception of the issuers’ growth potentials may be wrong, or the securities purchased may not perform as expected. Because of their perceived growth potential, growth stocks typically trade at higher price to earnings multiples. Generally, the value of growth stocks changes in response to the markets’ perceptions of the issuers’ growth potentials and of the broader economic picture.

Canterbury Portfolio Thermostat Fund | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Canterbury Portfolio Thermostat Fund | Large Company Risk [Member]

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock. An investment in larger companies, whether directly or through Underlying ETFs. is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Canterbury Portfolio Thermostat Fund | Management Risk [Member]

Management Risk. The performance of the Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser.

Canterbury Portfolio Thermostat Fund | Market Risk [Member]

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s NAV and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Canterbury Portfolio Thermostat Fund | Medium Small Company Risk [Member]

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile, and investors may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

Canterbury Portfolio Thermostat Fund | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. In accordance with the Fund’s methodology for adapting to variable markets, positions may change frequently, and the portfolio’s turnover would be likely to exceed 100% over the course of a year. In many cases, the securities being sold may be experiencing losses, and the Fund’s manager is active in harvesting tax losses which help offset realized capital gains. The realized net capital gains and distributions to the shareholders would be reduced and would result in a lower tax liability for shareholders. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance. The Fund anticipates that its portfolio turnover may exceed 100% on an annual basis as a result of turnover of Underlying ETFs and the individual listed securities held by the Fund, depending on market conditions. This may mean that, unless you invest through a tax-deferred account or are a tax-exempt investor, you may or may not have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund and indirectly by the Fund’s shareholders.

Canterbury Portfolio Thermostat Fund | Regulatory Risk [Member]

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests, either directly through investments in individual listed securities or indirectly through investments in the underlying ETFs. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Canterbury Portfolio Thermostat Fund | U S Government Obligations Risk [Member]

U.S. Government Obligations Risk. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Canterbury Portfolio Thermostat Fund | Value Investing Risk [Member]

Value Investing Risk. The Fund may be subject to value investing risk as a result of Underlying ETFs or individual listed securities held by the Fund. The determination that a security is undervalued is subjective. The market may not agree with the determination of the investment adviser of the ETF and the security’s price may not rise to what the investment adviser believes is its full fair value. The security may even decrease in value.

Investment Risks Unique to the Fund’s Investments in ETFs

Certain risks unique to the Fund’s Investments in the Underlying ETFs are described below.

Canterbury Portfolio Thermostat Fund | Aggressive Investment Technique Risk [Member]

Aggressive Investment Technique Risk. Some of the Underlying ETFs in which the Fund invests may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Because an Underlying ETF’s investment in such financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.

Canterbury Portfolio Thermostat Fund | Commodities Risk [Member]

Commodities Risk. Investments by an Underlying ETF in commodity-linked derivative instruments and companies involved in commodity-related businesses may be subject to greater volatility than investments in more traditional securities, particularly if the investments involve leverage. This is because the value of commodity-linked derivative instruments and companies in commodity-related businesses may be affected by overall market movements, commodity index volatility, changes in interest rates or sectors and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

Canterbury Portfolio Thermostat Fund | Derivatives Risk [Member]

Derivatives Risk. The Underlying ETFs in which the Fund invests, and in particular leveraged and inverse ETFs, may use futures contracts and other types of derivatives, such as options and options on futures and enter into swap agreements. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or an asset, rate or, in the case of the Fund, a specified index - the S&P 500. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost. The regulation of the use of derivatives in the United States is a changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action.

Canterbury Portfolio Thermostat Fund | E T F Risk [Member]

ETF Risk. The market price of an ETF fluctuates based on changes in the ETF’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.

Canterbury Portfolio Thermostat Fund | Index Tracking Error Risk [Member]

Index Tracking Error Risk. Index tracking error is the divergence of the Underlying ETF’s performance from that of the index it seeks to track (the “Underlying Index”). Tracking error may occur because of differences between the securities or other instruments held in the ETF’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the ETF’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Index tracking error also may result because the ETF incurs fees and expenses, while the Underlying Index does not.

Canterbury Portfolio Thermostat Fund | Inverse Or Short Correlation Risk [Member]

Inverse or Short Correlation Risk. If an Underlying ETF is designed to deliver the opposite return of an index, it should lose money when such index rises — a result that is the opposite from traditional mutual funds. This risk is compounded if the Underlying ETF seeks to achieve a return that is a multiple of the inverse performance of its index.

Canterbury Portfolio Thermostat Fund | Mortgagebacked And Assetbacked Securities Risk [Member]

Mortgage-backed and Asset-backed Securities Risk. To the extent that an Underlying ETF invests in Mortgage-backed or Asset-backed securities, Fund shareholders may be indirectly subject to the risks of such investments Guarantees of mortgage-backed securities relate to the principal and interest payments and not the market value of such securities. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on mortgage-backed securities will result in an unforeseen loss of interest income to investors as they may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The value of asset-backed securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to those of mortgage-backed securities.

Canterbury Portfolio Thermostat Fund | R E I T And Real Estate Related Investment Risk [Member]

REIT and Real Estate-Related Investment Risk. To the extent that an Underlying ETF invests in real estate-related investments, such as securities of real estate-related companies, real estate investment trusts (REITs), real estate operating companies (REOCs) and related instruments and derivatives, they will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to fluctuations in general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. The value of investments in the real estate sector also may be affected by macroeconomic developments, and social and economic trends.